Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

8. Inventories

Inventories as of December 31, 2019 and December 31, 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Bunkers	$251	$443
Lubricants	4,331	4,958
Stores	777	192
Victualling	236	176
Total	$5,595	$5,769